Financial Risk Management - Loss allowances for trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Balance at January 1	$ (52,734)	$ (26,027)
Bad debts	(16,056)	(33,757)
Recoveries	2,679	2,622
Write off	5,915	8,851
Translation differences and inflation adjustment	2,563	(4,423)
Balance at December 31	$ (57,633)	$ (52,734)